Shareholders' Equity and Dividend Availability (details) - Repurchases (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended				12 Months Ended
	Oct. 22, 2013 Board of Directors Approved Repurchase Authorizations [Member]	Dec. 31, 2013 Board of Directors Approved Repurchase Authorizations [Member]	Sep. 30, 2013 Board of Directors Approved Repurchase Authorizations [Member]	Jun. 30, 2013 Board of Directors Approved Repurchase Authorizations [Member]	Mar. 31, 2013 Board of Directors Approved Repurchase Authorizations [Member]	Dec. 31, 2013 Board of Directors Approved Repurchase Authorizations [Member]	Dec. 31, 2013 Amended and Restated 2004 Stock Incentive Plan Repurchases [Member]	Dec. 31, 2012 Amended and Restated 2004 Stock Incentive Plan Repurchases [Member]
Repurchase activity
Additional share repurchase authorization	$ 5,000,000,000
Number of shares repurchased (in shares)		11.4	9.7	3.6	3.7	28.4
Cost of shares repurchased		1,000,000,000	800,000,000	300,000,000	300,000,000	2,400,000,000
Average price paid per share		$ 88.10	$ 82.21	$ 82.99	$ 81.01	$ 84.51
Remaining capacity under share repurchase authorization		4,759,000,000	759,000,000	1,559,000,000	1,859,000,000	4,759,000,000
Shares acquired to cover tax withholding costs and exercise costs							$ 61,000,000	$ 55,000,000